Postretirement Benefits	12 Months Ended
May 31, 2017
Postemployment Benefits [Abstract]
Postretirement Benefits

NOTE M – POSTRETIREMENT BENEFITS

We sponsor several unfunded-health-care-benefit plans for certain of our retired employees as well as post-retirement life insurance for certain key former employees. Eligibility for these benefits is based upon various requirements. The following table illustrates the effect on operations of these plans for the three years ended May 31, 2017:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2017	2016	2015	2017	2016	2015
Service cost - Benefits earned during the period	$-	$-	$-	$1,097	$1,061	$1,173
Interest cost on the accumulated obligation	229	235	263	854	832	1,155
Amortization of:
Prior service (credit)	(235)	(247)	(247)
Net actuarial (gains) losses			(136)	230	229	391
Net Periodic Postretirement (Benefit) Expense	$(6)	$(12)	$(120)	$2,181	$2,122	$2,719

The changes in benefit obligations of the plans at May 31, 2017 and 2016 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Accumulated postretirement benefit obligation at beginning of year	$7,653	$7,640	$25,420	$24,646
Service cost			1,097	1,061
Interest cost	229	235	854	832
Benefit payments	(2,383)	(251)	(529)	(464)
Actuarial (gains) losses	393	29	1,766	536
Currency exchange rate changes			(740)	(1,191)
Accumulated and accrued postretirement benefit obligation at end of year	$5,892	$7,653	$27,868	$25,420

In determining the postretirement benefit amounts outlined above, measurement dates as of May 31 for each period were applied.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2017 and 2016 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Current liabilities	$(411)	$(455)	$(522)	$(482)
Noncurrent liabilities	(5,481)	(7,198)	(27,346)	(24,938)
Net Amount Recognized	$(5,892)	$(7,653)	$(27,868)	$(25,420)

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Net actuarial gain (loss)	$(299)	$94	$(7,354)	$(5,986)
Prior service credits	1,107	1,341
Total recognized in accumulated other comprehensive income not affecting retained earnings	$808	$1,435	$(7,354)	$(5,986)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$-	$-
Net loss (gain) arising during the year	393	29	1,766	536
Effect of exchange rates on amounts included in AOCI			(168)	(290)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	234	247
Amortization or settlement recognition of net gain (loss)	-	-	(230)	(229)
Total recognized in other comprehensive loss (income)	$627	$276	$1,368	$17

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2017	2016	2017	2016
Discount rate	3.61%	3.76%	3.61%	3.92%
Current healthcare cost trend rate	14.75%	10.37%	5.85%	5.98%
Ultimate healthcare cost trend rate	4.36%	4.36%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2037	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2017	2016	2015	2017	2016	2015
Discount rate	3.76%	3.95%	4.00%	3.92%	4.00%	4.40%
Healthcare cost trend rate	10.37%	11.34%	12.28%	5.98%	6.06%	6.31%
Ultimate healthcare cost trend rate	4.36%	4.50%	4.50%	4.20%	4.20%	4.20%
Year ultimate healthcare cost trend rate will be realized	2037	2029	2029	2030	2030	2030

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2017 and 2016:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
1% Increase in trend rate
Accumulated Benefit Obligation	$229	$313	$6,410	$5,552
Postretirement Cost	9	11	547	504
1% Decrease in trend rate
Accumulated Benefit Obligation	$(201)	$(272)	$(5,016)	$(4,289)
Postretirement Cost	(8)	(9)	(406)	(383)

We expect to pay approximately $0.9 million to $1.3 million in estimated postretirement benefits in each of the next five years.  In the five years thereafter (2023-2027) we expect to pay a cumulative total of $7.6 million.